INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 19,423	$ 19,423
Accumulated amortization	14,364	11,861
Net book value	5,059	7,562
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	12,305	12,305
Accumulated amortization	10,108	8,350
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,191	5,191
Accumulated amortization	4,256	3,511
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,927	1,927
Accumulated amortization